Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid for CEO(1,2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid for Other NEOs(1,2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3,4)	Peer Group Total Shareholder Return(3,5)	GAAP Net Income ($ Millions)	Adjusted EBITDA ($ Millions)(6)
2022	$4,851,558	($9,675,963)	$2,501,533	($1,199,638)	$47.00	$72.21	$82.40	$197	$728
2021	$10,176,933	$20,101,518	$3,347,045	$5,269,838	$144.01(7)	$113.85(7)	$110.27(7)	$153(7)	$329(7)
(1)	The CEO was Malcolm Wilson for all years in the table. The Other NEOs were Baris Oran, Karlis Kirsis, Maryclaire Hammond and Elizabeth Fogarty for all years in the table.
(2)	The following table describes the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”). Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	2022		2021
	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation as reported in Summary Compensation Table (SCT)	$ 4,851,558	$ 2,501,533	$ 10,176,933	$ 3,347,045
Aggregate grant date fair value of stock awards granted during the year	(2,964,294)	(1,545,641)	(6,746,322)	(1,972,681)
Year-end fair value of stock awards granted in current year	1,323,040	767,803	12,250,385	3,497,007
Change in fair value from end of prior fiscal year to vesting date for stock awards made in prior fiscal years that vested during current fiscal year	(2,262,276)	(424,987)	-	24,735
Change in fair value of stock awards from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(10,623,991)	(2,498,346)	4,420,522	373,732
Compensation Actually Paid	($ 9,675,963)	($ 1,199,638)	$ 20,101,518	$ 5,269,838

* Amounts presented are averages for the entire group of Other NEOs in each respective year.

(3)	TSR, in the case of both the company and the peer groups, for Year 2021 reflects the cumulative return of $100 as if invested on August 2, 2021, the date of the Spin-Off, through the end of the 2021 fiscal year and assumes the reinvestment of dividends. TSR for Year 2022 reflects the cumulative return of $100 as if invested at the beginning of the 2022 fiscal year through the end of the 2022 fiscal year and assumes the reinvestment of dividends.
(4)	The peer group used is the S&P 500 Technology Index.
(5)	The peer group used is the S&P 500 Transportation Index.
(6)	See Annex A for reconciliation of non-GAAP financial measures.
(7)	Reflects the time period of August 2, 2021, the date of the Spin-Off, through the end of 2021.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid for CEO(1,2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid for Other NEOs(1,2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3,4)	Peer Group Total Shareholder Return(3,5)	GAAP Net Income ($ Millions)	Adjusted EBITDA ($ Millions)(6)
2022	$4,851,558	($9,675,963)	$2,501,533	($1,199,638)	$47.00	$72.21	$82.40	$197	$728
2021	$10,176,933	$20,101,518	$3,347,045	$5,269,838	$144.01(7)	$113.85(7)	$110.27(7)	$153(7)	$329(7)
(1)	The CEO was Malcolm Wilson for all years in the table. The Other NEOs were Baris Oran, Karlis Kirsis, Maryclaire Hammond and Elizabeth Fogarty for all years in the table.

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used is the S&P 500 Technology Index.
(5)	The peer group used is the S&P 500 Transportation Index.

PEO Total Compensation Amount	$ 4,851,558	$ 10,176,933
PEO Actually Paid Compensation Amount	$ (9,675,963)	20,101,518
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following table describes the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”). Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	2022		2021
	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation as reported in Summary Compensation Table (SCT)	$ 4,851,558	$ 2,501,533	$ 10,176,933	$ 3,347,045
Aggregate grant date fair value of stock awards granted during the year	(2,964,294)	(1,545,641)	(6,746,322)	(1,972,681)
Year-end fair value of stock awards granted in current year	1,323,040	767,803	12,250,385	3,497,007
Change in fair value from end of prior fiscal year to vesting date for stock awards made in prior fiscal years that vested during current fiscal year	(2,262,276)	(424,987)	-	24,735
Change in fair value of stock awards from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(10,623,991)	(2,498,346)	4,420,522	373,732
Compensation Actually Paid	($ 9,675,963)	($ 1,199,638)	$ 20,101,518	$ 5,269,838

* Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 2,501,533	3,347,045
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,199,638)	5,269,838
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following table describes the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”). Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	2022		2021
	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation as reported in Summary Compensation Table (SCT)	$ 4,851,558	$ 2,501,533	$ 10,176,933	$ 3,347,045
Aggregate grant date fair value of stock awards granted during the year	(2,964,294)	(1,545,641)	(6,746,322)	(1,972,681)
Year-end fair value of stock awards granted in current year	1,323,040	767,803	12,250,385	3,497,007
Change in fair value from end of prior fiscal year to vesting date for stock awards made in prior fiscal years that vested during current fiscal year	(2,262,276)	(424,987)	-	24,735
Change in fair value of stock awards from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(10,623,991)	(2,498,346)	4,420,522	373,732
Compensation Actually Paid	($ 9,675,963)	($ 1,199,638)	$ 20,101,518	$ 5,269,838

* Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Financial Performance Measures

The following is a list of the most important financial performance measures used by the company to link compensation actually paid to the NEOs and company performance for the fiscal year ended December 31, 2022:

Organic
Financial Performance Measures*
Adjusted EBITDA
Organic Revenue
Free Cash Flow

* See “Non-GAAP Financial Measures” in Annex A for additional information.

Total Shareholder Return Amount	$ 47.00	144.01
Net Income (Loss)	$ 197,000,000	$ 153,000,000
Company Selected Measure Amount	728,000,000	329,000,000
PEO Name	Malcolm Wilson
Peer Group Technology Index Total Shareholder Return Amount	$ 72.21	$ 113.85
Peer Group Transportation Index Total Shareholder Return Amount	$ 82.40	110.27
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)	See Annex A for reconciliation of non-GAAP financial measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Aggregate grant date fair value of stock awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,964,294)	(6,746,322)
PEO [Member] | Year-end fair value of stock awards granted in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,323,040	12,250,385
PEO [Member] | Change in fair value from end of prior fiscal year to vesting date for stock awards made in prior fiscal years that vested during current fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,262,276)
PEO [Member] | Change in fair value of stock awards from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,623,991)	4,420,522
Non-PEO NEO [Member] | Aggregate grant date fair value of stock awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,545,641)	(1,972,681)
Non-PEO NEO [Member] | Year-end fair value of stock awards granted in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	767,803	3,497,007
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to vesting date for stock awards made in prior fiscal years that vested during current fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(424,987)	24,735
Non-PEO NEO [Member] | Change in fair value of stock awards from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,498,346)	$ 373,732